As filed with the Securities and Exchange Commission on November 10, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-08273
                                                     ---------

                        BUILDERS FIXED INCOME FUND, INC.
                        --------------------------------

               (Exact name of registrant as specified in charter)


                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
                   ------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011

                     (Name and address of agent for service)

                                    Copy to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101

                                 (636) 207-0160
                                 --------------

               Registrant's telephone number, including area code


Date of fiscal year end:  December 31, 2004
                          -----------------

Date of reporting period:  September 30, 2004
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004 (UNAUDITED)
-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 18.5%

FEDERAL HOME LOAN BANK: 1.0%
    $ 2,420,000    4.875%, 11/15/06 *                              $  2,518,760
                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORP.: 1.0%
        280,000    4.625%, 05/28/13                                     278,618
      1,600,000    4.500%, 07/15/13                                   1,603,893
        650,000    5.125%, 11/07/13                                     652,895
                                                                   ------------
                                                                      2,535,406
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.4%
      2,000,000    3.875%, 11/17/08 *                                 1,996,442
        550,000    7.125%, 06/15/10                                     638,858
        575,000    6.125%, 03/15/12                                     641,578
      1,900,000    7.250%, 05/15/30 *                                 2,391,160
                                                                   ------------
                                                                      5,668,038
                                                                   ------------

U.S. TREASURY INFLATION INDEXED BONDS: 5.2%
      4,393,463    3.375%, 01/15/07                                   4,695,342
      3,031,717    3.875%, 01/15/09                                   3,413,881
      2,701,920    4.250%, 01/15/10                                   3,136,656
      1,230,108    2.000%, 01/15/14                                   1,259,948
                                                                   ------------
                                                                     12,505,827
                                                                   ------------

U.S. TREASURY NOTES/BONDS: 5.1%
      2,350,000    3.625%, 07/15/09                                   2,379,192
      1,100,000    6.500%, 02/15/10                                   1,262,508
      3,225,000    5.000%, 02/15/11                                   3,468,262
      1,300,000    3.875%, 02/15/13                                   1,292,282
      1,300,000    4.000%, 02/15/14                                   1,290,353
      1,200,000    4.750%, 05/15/14                                   1,260,001
      1,200,000    5.375%, 02/15/31                                   1,285,875
                                                                   ------------
                                                                     12,238,473
                                                                   ------------

U.S. TREASURY STRIPS: 3.7%
      5,000,000    9.875%, 11/15/15 *                                 3,034,770
      4,600,000    9.000%, 11/15/18 *                                 2,315,562
      2,000,000    8.750%, 05/15/20 *                                   917,614
      7,500,000    6.875%, 08/15/25 *                                 2,547,930
                                                                   ------------
                                                                      8,815,876
                                                                   ------------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
        165,000    Housing Urban Development
                       2.990%, 08/01/05                                 165,964
                                                                   ------------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $43,649,071)                                                   44,448,344
                                                                   ------------

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 32.4%

FEDERAL HOME LOAN MORTGAGE CORP.: 23.4%
     12,472,468    Pool B11269
                      5.000%, 12/01/18 *                             12,698,207
        152,378    Pool C01220
                      6.500%, 09/01/31                                  160,022
        105,146    Pool C01244
                      6.500%, 10/01/31                                  110,420

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
    $    29,248    Pool C01246
                      7.000%, 10/01/31                             $     31,052
        131,883    Pool C01252
                      6.500%, 11/01/31                                  138,498
        188,478    Pool C01287
                      6.500%, 01/01/32                                  197,932
        833,253    Pool C01435
                      6.000%, 12/01/32                                  862,138
        690,534    Pool C01753
                      5.000%, 01/01/34                                  686,162
      1,254,650    Pool C01785
                      5.000%, 02/01/34                                1,246,705
      1,397,389    Pool C01796
                      5.000%, 03/01/34                                1,385,748
      1,938,593    Pool C01811
                      5.000%, 04/01/34                                1,922,444
        602,251    Pool C01839
                      5.000%, 05/01/34                                  597,234
      2,119,384    Pool C01846
                      5.000%, 06/01/34                                2,101,729
        187,532    Pool C70921
                      6.000%, 09/01/32                                  194,033
        552,401    Pool C90513
                      6.000%, 01/01/22                                  575,683
        196,250    Pool E01049
                      6.000%, 09/01/16                                  205,874
        311,774    Pool E01142
                      6.500%, 04/01/17                                  330,105
        205,409    Pool E85540
                      6.500%, 09/01/16                                  217,497
      1,484,715    Pool E88188
                      6.000%, 02/01/17                                1,557,529
        401,988    Pool E89844
                      6.000%, 05/01/17                                  421,673
        959,758    Pool E90878
                      5.500%, 08/01/17                                  993,852
      1,067,291    Pool E90928
                      6.000%, 07/01/17                                1,119,555
         82,576    Pool G01198
                      7.000%, 11/01/30                                   87,745
      1,882,634    Pool G08001
                      5.000%, 07/01/34                                1,866,952
      1,377,531    Pool G08005
                      5.500%, 08/01/34                                1,398,551
      1,864,950    Pool G08009
                      5.000%, 09/01/34                                1,849,415
        348,506    Pool M80733
                      5.500%, 03/01/09                                  359,025
     15,100,000    FHLMC Gold TBA
                       5.500%, 10/01/34                              15,307,625
      7,600,000    FHLMC Gold TBA
                       6.000%, 10/01/34                               7,849,371
                                                                   ------------
                                                                     56,472,776
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 6.4%
         62,872    Pool 253398
                      8.000%, 08/01/30                                   68,420
         33,587    Pool 253436
                      7.500%, 09/01/30                                   36,009

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
    $   115,992    Pool 253437
                      8.000%, 09/01/30                             $    126,229
        128,792    Pool 253481
                      8.000%, 10/01/30                                  140,158
        232,345    Pool 253516
                      8.000%, 11/01/30                                  252,851
         97,599    Pool 253546
                      7.500%, 12/01/30                                  104,637
        228,286    Pool 253547
                      8.000%, 12/01/30                                  248,433
         75,094    Pool 253643
                      7.500%, 02/01/31                                   80,509
        130,192    Pool 253672
                      7.000%, 03/01/31                                  138,220
        104,522    Pool 253673
                      7.500%, 03/01/31                                  112,060
        217,037    Pool 253711
                      7.000%, 04/01/31                                  230,368
         72,121    Pool 253712
                      7.500%, 04/01/31                                   77,324
        255,339    Pool 253795
                      7.000%, 05/01/31                                  271,023
         13,705    Pool 253796
                      7.500%, 05/01/31                                   14,694
        248,100    Pool 253842
                      7.000%, 06/01/31                                  263,340
         90,027    Pool 253889
                      6.500%, 07/01/31                                   94,525
        132,075    Pool 253895
                      7.000%, 08/01/31                                  140,188
        359,781    Pool 253907
                      7.000%, 07/01/31                                  381,880
         70,880    Pool 253949
                      6.500%, 09/01/31                                   74,421
        434,852    Pool 253950
                      7.000%, 09/01/31                                  461,563
         56,022    Pool 254007
                     6.500.%, 10/01/31                                   58,821
        351,517    Pool 254008
                      7.000%, 10/01/31                                  373,109
         48,918    Pool 254050
                      6.500%, 11/01/31                                   51,362
        143,745    Pool 254051
                      7.000%, 11/01/31                                  152,575
        173,463    Pool 254092
                      6.500%, 12/01/31                                  182,129
         35,303    Pool 254093
                      7.000%, 12/01/31                                   37,472
        242,309    Pool 254147
                      6.500%, 01/01/32                                  254,415
        204,461    Pool 254198
                      6.000%, 02/01/32                                  211,998
         27,514    Pool 254199
                      6.500%, 02/01/32                                   28,889
        406,935    Pool 254238
                      6.000%, 03/01/32                                  421,933
        342,765    Pool 254263
                      6.500%, 04/01/32                                  359,896

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
    $   446,512    Pool 254311
                      6.500%, 05/01/32                             $    468,829
        133,335    Pool 254346
                      6.500%, 06/01/32                                  139,999
        675,157    Pool 254366
                      5.500%, 06/01/09                                  694,620
        209,347    Pool 254378
                      6.500%, 07/01/32                                  219,810
        614,464    Pool 254406
                      6.500%, 08/01/32                                  645,175
        293,143    Pool 254448
                      6.500%, 09/01/32                                  307,794
        410,816    Pool 254549
                      6.000%, 12/01/32                                  425,833
        440,845    Pool 254637
                      5.500%, 02/01/33                                  448,088
        113,868    Pool 254638
                      6.000%, 02/01/33                                  118,031
        810,143    Pool 254720
                      4.500%, 05/01/18                                  809,936
      1,173,573    Pool 254949
                      5.000%, 11/01/33                                1,164,593
        215,553    Pool 504974
                      6.500%, 07/01/29                                  226,591
        276,033    Pool 506345
                      6.500%, 07/01/29                                  290,168
         60,953    Pool 512309
                      6.500%, 09/01/29                                   64,074
      3,801,037    Pool 699840
                      5.000%, 04/01/08                                3,871,018
                                                                   ------------
                                                                     15,344,010
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.6%
        959,446    Pool 003150
                      6.500%, 10/20/31                                1,011,963
      1,449,208    Pool 003187
                      6.000%, 01/20/32                                1,503,053
        561,639    Pool 448335
                      6.500%, 04/15/31                                  593,438
         47,881    Pool 581950
                      7.500%, 03/15/32                                   51,582
      2,996,574    Pool 615260
                      5.500%, 06/15/33                                3,055,774
                                                                   ------------
                                                                      6,215,810
                                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
    (cost $77,645,069)                                               78,032,596
                                                                   ------------

ASSET BACKED SECURITIES: 14.9%
        750,000    American Express Master Trust**
                   Series 2001-4  Class A
                   1.890%, 11/17/08 *(b)                                751,832
        560,000    Ameriquest Mortgage Securities, Inc.
                   Series 2004-R2  Class A3
                   2.040%, 04/25/34 *(b)                                560,349
        255,000    Asset Backed Funding Certificates
                   Series 2004-OPT3  Class A3
                   2.030%, 02/25/30 *(b)                                255,159

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

ASSET BACKED SECURITIES (CONTINUED)
    $ 1,000,000    Banc of America Commercial Mortgage, Inc.
                   Series 2003-1  Class A2
                   4.648%, 09/11/36 *                              $  1,005,810
      3,116,304    Banc of America Commercial Mortgage, Inc.
                   Series 2004-2  Class XC
                   0.039%, 11/10/38 (a)                                  59,895
        270,000    Bear Stearns Adjustable Rate Mortgage Trust
                   Series 2004-4  Class A6
                   3.517%, 06/25/34                                     265,852
        339,802    Bear Stearns Commercial
                   Mortgage Securities, Inc.
                   Series 1999-WF2  Class A1
                   6.800%, 09/15/08 *                                   358,928
      3,069,684    Bear Stearns Commercial
                   Mortgage Securities, Inc.
                   Series 2003-PWR2  Class X2
                   0.653%, 05/11/39 (a)                                  90,347
        575,000    Bear Stearns Commercial
                   Mortgage Securities, Inc.
                   Series 2003-PWR4  Class A3
                   5.468%, 06/11/41                                     602,655
        670,000    Capital One Multi-Asset Execution Trust
                   Series 2004-B2  Class B2
                   1.980%, 12/15/09 (b)                                 670,711
      3,960,884    Chase Commercial Mortgage Securities Corp.
                   Series 2000-2  Class A1
                   7.543%, 07/15/32                                   4,309,477
        325,000    Chase Credit Card Master Trust
                   Series 2004-1  Class B
                   1.960%, 05/15/09 *(b)                                325,192
        750,000    Chase Credit Card Master Trust
                   Series 2003-6  Class B
                   2.110%, 02/15/11 *(b)                                754,958
         17,289    Chase Funding Mortgage Loan
                   Asset-Backed Certificates
                   Series 2002-1  Class 1A3
                   5.039%, 12/25/23 *                                    17,280
        750,000    Chase Funding Mortgage Loan
                   Asset-Backed Certificates
                   Series 2003-6  Class 2A2
                   2.130%, 09/25/33 (b)                                 750,468
      1,500,000    Comm Commercial Mortgage Securities
                   Series 2000-C1  Class A2
                   7.416%, 08/15/33 *                                 1,718,634
        350,000    Countrywide Asset-Backed Certificates
                   Series 2000-1  Class MV1
                   2.310%, 03/25/31 *(b)                                350,523
        500,000    Countrywide Asset-Backed Certificates
                   Series 2003-BC5  Class M4
                   3.540%, 04/25/33 *(b)                                511,039
        750,000    Countrywide Asset-Backed Certificates
                   Series 2003-BC3  Class M1
                   2.610%, 06/25/33 *(b)                                755,882
        335,000    CS First Boston Mortgage Securities Corp.
                   Series 2004-AR4  Class 5M1
                   2.440%, 05/25/34 *(b)                                333,274
        220,000    CS First Boston Mortgage Securities Corp.
                   Series 2004-AR5  Class 11M1
                   2.440%, 06/25/34 *(b)                                219,495
      4,550,303    CS First Boston Mortgage Securities Corp.
                   Series 2004-C2  Class ASP
                   0.572%, 05/15/36 (a)                                 106,418
      4,673,106    CS First Boston Mortgage Securities Corp.
                   Series 2004-C3  Class ASP
                   0.870%, 07/15/36 (a)                                 155,072

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

ASSET BACKED SECURITIES (CONTINUED)
    $   130,000    CS First Boston Mortgage Securities Corp.
                   Series 1999-C1  Class C
                   7.954%, 09/15/41                                $    150,273
        158,530    Daimler Chrysler Auto Trust
                   Series 2001-B  Class A4
                   5.320%, 09/06/06 *                                   160,233
        545,000    DLJ Mortgage Acceptance Corp.
                   Series 1997-CF2  Class A3
                   6.990%, 10/15/30 (a)                                 584,019
        250,000    First Union National Bank Commercial Mortgage
                   Series 2000-C1  Class C
                   8.087%, 05/15/32                                     294,616
        750,000    First USA Credit Card Master Trust
                   Series 2001-3  Class A
                   1.974%, 11/19/08 *(b)                                753,329
        750,000    First USA Credit Card Master Trust
                   Series 2001-4  Class B
                   1.960%, 01/12/09 *(b)                                751,998
      6,289,023    GE Capital Commercial Mortgage Corp.
                   Series 2004-C2  Class X2
                   0.703%, 03/10/40 (a)                                 200,217
      4,607,134    GMAC Commercial Mortgage Securities, Inc.
                   Series 2004-C2  Class X2
                   0.970%, 03/10/38 (a)                                 199,388
     10,579,000    Greenwich Capital Commercial Funding Corp.
                   Series 2004-GG1  Class XP
                   0.390%, 06/10/36 (a)                                 205,899
        593,551    Impac CMB Trust
                   Series 2003-11  Class 1A2
                   2.340%, 10/25/33 *(b)                                600,018
      4,500,000    JP Morgan Chase Commercial Mortgage
                   Securities Corp.
                   Series 2004-CB8  Class X2
                   1.217%, 01/12/39 (a)                                 242,231
        472,953    Keycorp
                   Series 2000-C1  Class A1
                   7.617%, 05/17/32 *                                   516,234
        824,208    LB-UBS Commercial Mortgage Trust
                   Series 2000-C3  Class A1
                   7.950%, 07/15/09 *                                   888,806
        500,000    LB-UBS Commercial Mortgage Trust
                   Series 2002-C2  Class A2
                   4.904%, 06/15/26 *                                   519,961
      2,868,638    LB-UBS Commercial Mortgage Trust
                   Series 2004-C2  Class XCL
                   0.137%, 03/01/36 (a)                                  81,931
      2,706,589    LB-UBS Commercial Mortgage Trust
                   Series 2004-C2  Class XCP
                   1.233%, 03/15/36 (a)                                 145,033
      3,580,392    LB-UBS Commercial Mortgage Trust
                   Series 2004-C6  Class XCP
                   0.745%, 08/15/36 (a)                                 128,350
        170,000    Long Beach Mortgage Loan Trust
                   Series 2004-2  Class M1
                   2.370%, 06/25/34 *(b)                                169,958
        200,000    Long Beach Mortgage Loan Trust
                   Series 2004-2  Class M2
                   2.920%, 06/25/34 *(b)                                200,380
        750,000    MBNA Credit Card Master Note Trust
                    Series 2002-B2  Class B2
                   2.140%, 10/15/09 *(b)                                753,739

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

ASSET BACKED SECURITIES (CONTINUED)
    $ 4,000,000    MBNA Master Credit Card Trust
                    Series 1999-B  Class B
                   6.200%, 08/15/11 *                              $  4,382,012
        102,892    Merrill Lynch Mortgage Investors, Inc.
                   Series 1997-C1  Class A3
                   7.120%, 06/18/29                                     110,289
        670,000    Merrill Lynch Mortgage Investors, Inc.
                   Series 2004-WMC3  Class M1
                   2.400%, 01/25/35 *(b)                                670,417
      2,600,000    Morgan Stanley Capital I
                   Series 2004-HQ3  Class X2
                   1.119%, 01/13/41 (a)                                 139,909
        750,000    New Century Home Equity Loan Trust
                   Series 2003-6  Class M1
                   2.560%, 01/25/34 (b)                                 753,111
        475,000    Option One Mortgage Loan Trust
                   Series 2004-2  Class M1
                   2.890%, 05/25/34 (b)                                 475,296
        475,000    Option One Mortgage Loan Trust
                   Series 2004-2  Class M2
                   2.370%, 05/25/34 (b)                                 475,097
        750,000    Residential Asset Securities Corp.
                   Series 2003-KS10  Class MII1
                   2.430%, 12/25/33 *(b)                                752,254
        375,000    Residential Asset Securities Corp.
                   Series 2003-KS10  Class MII2
                   3.190%, 12/25/33 *(b)                                378,768
        325,000    Specialty Underwriting & Residential Finance
                   Series 2004-BC1  Class M1
                   2.350%, 02/25/35 *(b)                                325,203
        450,000    Washington Mutual
                   Series 2004-AR4  Class A6
                   3.813%, 06/25/34                                     443,988
        350,000    Wells Fargo Home Equity Trust
                   Series 2004-1  Class M1
                   2.340%, 04/25/34 (b)                                 350,224
      4,156,848    Wells Fargo Mortgage Backed Securities Trust
                   Series 2003-N  Class 2A1
                   4.745%, 12/25/33 (b)                               4,011,176

TOTAL ASSET BACKED SECURITIES                                      ------------
    (cost $34,523,093)                                               35,743,607
                                                                   ------------

CORPORATE BONDS: 37.0%

BANK: 2.9%
        550,000    Bank of America Corp.
                       4.750%, 10/15/06                                 569,105
        500,000    Bank of America Corp.
                       4.375%, 12/01/10                                 504,529
        175,000    Bank of America Corp.
                       7.400%, 01/15/11                                 204,214
        105,000    Citigroup, Inc.
                       6.625%, 06/15/32                                 115,389
        750,000    Huntington Bancshares, Inc.
                       2.020%, 12/01/05 (b)                             750,824
        400,000    JP Morgan Chase & Co.
                       5.350%, 03/01/07                                 420,182
        475,000    JP Morgan Chase & Co.
                       5.125%, 09/15/14                                 478,470

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

    $   100,000    Marshall & Ilsey Bank
                       4.125%, 09/04/07                            $    102,838
        535,000    PNC Funding Corp.
                       5.750%, 08/01/06                                 560,759
        250,000    Royal Bank of Scotland Group Plc
                       5.000%, 10/01/14                                 253,630
        210,000    SunTrust Banks, Inc.
                       5.050%, 07/01/07                                 219,568
        550,000    U.S. Bank N.A.
                       6.375%, 08/01/11                                 615,380
        600,000    Wachovia Bank N.A.
                       7.800%, 08/18/10                                 707,587
        161,000    Wachovia Corp.
                       6.950%, 11/01/04                                 161,613
        220,000    Washington Mutual Bank FA
                       6.875%, 06/15/11                                 249,054
        750,000    Washington Mutual, Inc.
                       1.970%, 11/03/05 *(b)                            751,378
        225,000    Wells Fargo & Co.
                       3.120%, 08/15/08                                 219,965
                                                                   ------------
                                                                      6,884,485
                                                                   ------------

ENERGY: 1.9%
        200,000    BP Canada Finance Co.
                       6.750%, 02/15/05                                 203,340
         50,000    Canadian Natural Resources Ltd.
                       6.450%, 06/30/33                                  53,662
        200,000    Devon Financing Corp. ULC
                       7.875%, 09/30/31                                 246,231
        100,000    Nabors Holdings 1, ULC
                       4.875%, 08/15/09                                 103,491
        120,000    Nexen, Inc.
                       5.050%, 11/20/13                                 119,352
        125,000    Nexen, Inc.
                       7.875%, 03/15/32                                 153,674
        250,000    Occidental Petroleum Corp.
                       4.000%, 11/30/07                                 253,934
        800,000    Pemex Project Funding Master Trust
                       6.125%, 08/15/08                                 842,000
        300,000    Pemex Project Funding Master Trust
                       8.000%, 11/15/11                                 340,125
        525,000    Petrobras International Finance Co.
                       9.750%, 07/06/11                                 614,250
        300,000    Petroleos Mexicanos
                       6.500%, 02/01/05                                 304,650
        275,000    Precision Drilling Corp.
                       5.625%, 06/01/14                                 288,360
        160,000    Union Oil Co. of California
                       5.050%, 10/01/12                                 163,214
        350,000    Union Pacific Resources Group
                       6.500%, 05/15/05                                 357,987
        250,000    Valero Energy Corp.
                       7.375%, 03/15/06                                 265,696
        250,000    Valero Energy Corp.
                       6.125%, 04/15/07                                 265,951
                                                                   ------------
                                                                      4,575,917
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FINANCE: 11.0%
    $   100,000    Ace INA Holdings, Inc.
                       5.875%, 06/15/14                            $    104,666
        430,000    ACE Ltd.
                       6.000%, 04/01/07                                 455,885
        300,000    Allstate Corp. (The)
                       7.875%, 05/01/05                                 309,297
        650,000    American Honda Finance Corp.
                       2.040%, 09/11/06 (a)(b)                          651,766
        750,000    American General Finance Corp.
                       1.880%, 11/15/06 *(b)                            750,836
        455,000    Arch Capital Group Ltd.
                       7.350%, 05/01/34                                 472,642
        750,000    ASIF Global Financing
                       1.940%, 05/30/06 *(a)(b)                         751,658
        750,000    Bear Stearns Cos., Inc. (The)
                       2.560%, 09/27/07 *(b)                            760,520
        650,000    Bear Stearns Cos., Inc. (The)
                       1.980%, 01/30/09 *(b)                            652,172
        400,000    Berkshire Hathaway, Inc.
                       4.625%, 10/15/13                                 400,264
        525,000    Capital One Bank
                       6.875%, 02/01/06                                 552,193
        240,000    Capital One Bank
                       5.000%, 06/15/09                                 248,802
        225,000    CIT Group, Inc.
                       5.125%, 09/30/14                                 225,167
      2,000,000    Citigroup Global Markets Holdings, Inc.
                       5.875%, 03/15/06                               2,089,456
      1,500,000    Countrywide Home Loans, Inc.
                       5.500%, 08/01/06 *                             1,565,158
        465,000    Endurance Specialty Holdings Ltd.
                       7.000%, 07/15/34                                 476,824
        200,000    Farmers Exchange Capital
                       7.050%, 07/15/28 (a)                             203,825
        150,000    Ford Motor Credit Co.
                       6.125%, 01/09/06                                 155,416
        825,000    Ford Motor Credit Co.
                       6.500%, 01/25/07                                 874,293
        200,000    Ford Motor Credit Co.
                       7.875%, 06/15/10                                 223,330
        115,000    General Electric Capital Corp.
                       6.750%, 03/15/32                                 132,798
        815,000    General Motors Acceptance Corp.
                       6.750%, 01/15/06                                 850,380
        100,000    General Motors Acceptance Corp.
                       5.625%, 05/15/09                                 102,044
        750,000    Goldman Sachs Group LP
                       7.625%, 08/17/05                                 783,631
        500,000    Goldman Sachs Group, Inc.
                       1.840%, 10/27/06 *(b)                            501,151
        525,000    Goldman Sachs Group, Inc.
                       5.250%, 10/15/13                                 529,549
        175,000    Goldman Sachs Group, Inc.
                       5.150%, 01/15/14                                 176,382
        410,000    Household Finance Corp.
                       6.500%, 01/24/06                                 429,953
        250,000    Household Finance Corp.
                       4.625%, 01/15/08                                 258,248
        200,000    Household Finance Corp.
                       4.125%, 12/15/08                                 202,474

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FINANCE (CONTINUED)
    $   275,000    Household Finance Corp.
                       4.750%, 07/15/13                            $    272,758
        400,000    Infinity Property & Casualty Corp.
                       5.500%, 02/18/14                                 397,229
        200,000    John Deere Capital Corp.
                       3.125%, 12/15/05                                 200,899
        500,000    Lehman Brothers Holdings, Inc.
                       6.250%, 05/15/06                                 526,388
        750,000    Lehman Brothers Holdings, Inc.
                       1.753%, 04/20/07 (b)                             750,546
        375,000    Lehman Brothers Holdings, Inc.
                       4.800%, 03/13/14                                 370,552
        235,000    Liberty Mutual Group
                       5.750%, 03/15/14 (a)                             233,892
        155,000    Liberty Mutual Group
                       7.000%, 03/15/34 (a)                             157,621
        375,000    Markel Corp.
                       6.800%, 02/15/13                                 402,253
        250,000    Merrill Lynch & Co., Inc.
                       6.000%, 11/15/04                                 251,293
        750,000    Merrill Lynch & Co., Inc.
                       1.830%, 10/27/06 *(b)                            751,273
        250,000    Merrill Lynch & Co., Inc.
                       6.000%, 02/17/09                                 270,933
        245,000    Merrill Lynch & Co., Inc.
                       5.450%, 07/15/14                                 253,906
        750,000    Metropolitan Life Global Funding I
                       2.038%, 03/17/09 (a)(b)                          751,153
        600,000    Morgan Stanley
                       7.750%, 06/15/05                                 622,331
        500,000    Morgan Stanley
                       2.100%, 01/31/06 *(b)                            502,431
        250,000    Morgan Stanley
                       3.625%, 04/01/08                                 250,730
        315,000    Morgan Stanley
                       4.750%, 04/01/14                                 305,518
        200,000    Newcourt Credit Group, Inc.
                       6.875%, 02/16/05                                 203,382
        750,000    Nisource Finance Corp.
                       1.930%, 05/04/05 *(b)                            750,311
        240,000    SLM Corp.
                       3.625%, 03/17/08                                 241,564
        560,000    St. Paul Cos., Inc.
                       5.750%, 03/15/07                                 588,770
        120,000    Travelers Property Casualty Corp.
                       3.750%, 03/15/08                                 120,999
         25,000    Travelers Property Casualty Corp.
                       6.375%, 03/15/33                                  25,699
        400,000    WR Berkley Corp.
                       5.125%, 09/30/10                                 409,314
        500,000    XL Capital (Europe) Plc
                       6.500%, 01/15/12                                 549,724
        320,000    XL Capital Ltd.
                       5.250%, 09/15/14                                 321,814
                                                                   ------------
                                                                     26,374,063
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FOODS & BEVERAGE: 0.7%
    $   150,000    Cia Brasileira de Bebidas
                      10.500%, 12/15/11                            $    185,625
        155,000    Cia Brasileira de Bebidas
                       8.750%, 09/15/13                                 175,925
        250,000    Coors Brewing Co.
                       6.375%, 05/15/12                                 276,200
        750,000    Diageo Capital Plc
                       1.720%, 04/20/07 (b)                             750,712
        245,000    Diageo Capital Plc
                       3.500%, 11/19/07                                 245,735
        100,000    SABMiller Plc
                       6.625%, 08/15/33 (a)                             111,408
                                                                   ------------
                                                                      1,745,605
                                                                   ------------

HEALTH CARE: 0.2%
        250,000    Merck & Co., Inc.
                       4.375%, 02/15/13                                 248,623
        165,000    Schering-Plough Corp.
                       5.300%, 12/01/13                                 171,062
                                                                   ------------
                                                                        419,685
                                                                   ------------

INDUSTRIAL: 7.2%
        370,000    Alcoa, Inc.
                       7.375%, 08/01/10                                 431,955
        200,000    Anthem, Inc.
                       4.875%, 08/01/05                                 203,251
        725,000    Bunge Ltd. Finance Corp.
                       4.375%, 12/15/08                                 730,883
        325,000    Bunge Ltd. Finance Corp.
                       5.350%, 04/15/14 (a)                             331,151
        500,000    Canadian Oil Sands Ltd.
                       4.800%, 08/10/09 (a)                             507,636
        100,000    Celulosa Arauco y Consitucion SA
                       5.125%, 07/09/13                                  99,894
        250,000    Chevron Phillips Chemical Co. LLC
                       5.375%, 06/15/07                                 261,877
        165,000    Chevron Phillips Chemical Co. LLC
                       7.000%, 03/15/11                                 186,505
        100,000    Cintas Corp.
                       5.125%, 06/01/07                                 105,290
        130,000    Corp. Nacional del Cobre de Chile - CODELCO
                       5.500%, 10/15/13 (a)                             135,643
        350,000    Cooper Cameron Corp.
                       2.650%, 04/15/07                                 343,112
        250,000    CRH America, Inc.
                       6.950%, 03/15/12                                 285,338
        175,000    CRH America, Inc.
                       6.400%, 10/15/33                                 187,978
        500,000    DaimlerChrysler NA Holding Corp.
                       7.750%, 06/15/05                                 517,972
        100,000    DaimlerChrysler NA Holding Corp.
                       7.250%, 01/18/06                                 105,354
        460,000    DaimlerChrysler NA Holding Corp.
                       4.050%, 06/04/08                                 464,515
        355,000    Domtar, Inc.
                       5.375%, 12/01/13                                 352,468
        750,000    Eaton Corp.
                       6.950%, 11/15/04                                 754,667
        250,000    Falconbridge Ltd.
                       5.375%, 06/01/15                                 251,614

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

INDUSTRIAL (CONTINUED)
    $   125,000    Ford Motor Holdings Co.
                       9.300%, 03/01/30                            $    142,902
        250,000    Fortune Brands, Inc.
                       7.125%, 11/01/04 (a)                             250,889
         50,000    General Dynamics Corp.
                       3.000%, 05/15/08                                  49,195
        605,000    General Electric Co.
                       5.000%, 02/01/13                                 623,262
        315,000    General Motors Corp.
                       8.250%, 07/15/23                                 332,155
         50,000    Grupo Televisa S.A.
                       8.500%, 03/11/32                                  56,125
        250,000    Hanson Overseas BV
                       6.750%, 09/15/05                                 259,390
        335,000    Harrah's Operting Co., Inc.
                       5.500%, 07/01/10 (a)                             346,571
        175,000    Husky Energy, Inc.
                       6.250%, 06/15/12                                 190,633
        230,000    Husky Energy, Inc.
                       6.150%, 06/15/19                                 243,862
        200,000    Hutchison Whampoa International 03/33 Ltd.
                       5.450%, 11/24/10 (a)                             204,692
        180,000    ICI Wilmington, Inc.
                       5.625%, 12/01/13                                 185,305
        475,000    International Paper Co.
                       3.800%, 04/01/08                                 474,593
        240,000    International Paper Co.
                       6.750%, 09/01/11                                 267,810
        500,000    Kerr-McGee Corp.
                       5.375%, 04/15/05                                 507,331
        500,000    Kraft Foods, Inc.
                       4.625%, 11/01/06                                 514,460
        100,000    Kraft Foods, Inc.
                       5.625%, 11/01/11                                 105,780
        100,000    Kraft Foods, Inc.
                       6.500%, 11/01/31                                 108,128
        225,000    Kroger Co. (The)
                       6.200%, 06/15/12                                 244,753
        785,000    Masco Corp.
                       2.110%, 03/09/07 (a)(b)                          786,792
        230,000    Mohawk Industries, Inc.
                       6.500%, 04/15/07                                 245,978
        140,000    Newell Rubbemaid, Inc.
                       4.000%, 05/01/10                                 136,329
        375,000    News America, Inc.
                       6.625%, 01/09/08                                 409,192
        150,000    News America, Inc.
                       4.750%, 03/15/10                                 152,802
        185,000    Norbord, Inc.
                       7.250%, 07/01/12                                 205,234
        280,000    Praxair, Inc.
                       6.375%, 04/01/12                                 315,514
        500,000    Rio Tinto Finance USA Ltd.
                       5.750%, 07/03/06                                 524,315
        500,000    Sonoco Products Co.
                       7.000%, 11/15/04                                 503,140
        600,000    Telecom Italia Capital SA
                       4.000%, 01/15/10 (a)                             596,164
        350,000    Telecom Italia Capital SA
                       5.250%, 11/15/13 (a)                             357,246

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

INDUSTRIAL (CONTINUED)
    $   150,000    Telecom Italia Capital SA
                       6.375%, 11/15/33 (a)                        $    155,448
        450,000    Tyco International Group SA
                       6.375%, 10/15/11                                 498,376
        250,000    United Technologies Corp.
                       6.625%, 11/15/04                                 251,477
        200,000    Valspar Corp.
                       6.000%, 05/01/07                                 212,572
        150,000    Waste Management, Inc.
                       5.000%, 03/15/14                                 150,500
        200,000    Weyerhaeuser Co.
                       6.750%, 03/15/12                                 224,610
        125,000    Weyerhaeuser Co.
                       7.375%, 03/15/32                                 143,891
                                                                   ------------
                                                                     17,234,519
                                                                   ------------

MEDIA: 1.4%
        100,000    Clear Channel Communications, Inc.
                       4.625%, 01/15/08                                 101,912
        535,000    Clear Channel Communications, Inc.
                       5.750%, 01/15/13                                 550,409
         35,000    Comcast Corp.
                       5.850%, 01/15/10                                  37,291
        550,000    Comcast Corp.
                       7.050%, 03/15/33                                 605,322
        425,000    Liberty Media Corp.
                       3.500%, 09/25/06                                 423,482
        265,000    Liberty Media Corp.
                       5.700%, 05/15/13                                 262,428
        250,000    Time Warner, Inc.
                       5.625%, 05/01/05                                 254,518
        250,000    Time Warner, Inc.
                       6.125%, 04/15/06                                 261,468
        440,000    Time Warner, Inc.
                       7.625%, 04/15/31                                 507,995
         50,000    Viacom, Inc.
                       7.875%, 07/30/30                                  61,270
        250,000    Walt Disney Co.
                       7.300%, 02/08/05                                 254,309
        150,000    Walt Disney Co.
                       6.375%, 03/01/12                                 165,511
                                                                   ------------
                                                                      3,485,915
                                                                   ------------

REAL ESTATE INVESTMENT TRUST: 0.2%
         60,000    New Plan Excel Realty Trust
                       5.875%, 06/15/07                                  63,604
         90,000    Simon Property Group, Inc.
                       5.375%, 08/28/08                                  94,553
        250,000    United Dominion Realty Trust
                       6.500%, 06/15/09                                 273,412
                                                                   ------------
                                                                        431,569
                                                                   ------------

RETAIL: 0.6%
        255,000    CVS Corp.
                       3.875%, 11/01/07                                 258,444
        375,000    Safeway, Inc.
                       2.170%, 11/01/05 *(b)                            375,495
        300,000    Safeway, Inc.
                       2.500%, 11/01/05                                 298,940

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

RETAIL (CONTINUED)
    $   500,000    Yum! Brands, Inc.
                       7.700%, 07/01/12                            $    595,061
                                                                   ------------
                                                                      1,527,940
                                                                   ------------

SUPERNATIONALS: 0.3%
        250,000    Corp. Andina de Fomento
                       6.875%, 03/15/12                                 281,659
        250,000    Corp. Andina de Fomento
                       5.200%, 05/21/13                                 255,405
        310,000    Fondo LatinoAmericano De Reservas
                       3.000%, 08/01/06 (a)                             310,741
                                                                   ------------
                                                                        847,805
                                                                   ------------

TECHNOLOGY: 0.2%
        150,000    Certegy, Inc.
                       4.750%, 09/15/08                                 154,627
        250,000    Pitney Bowes, Inc.
                       5.950%, 02/01/05                                 252,573
                                                                   ------------
                                                                        407,200
                                                                   ------------

TRANSPORTATION: 0.6%
        100,000    Canadian National Railway Co.
                       4.250%, 08/01/09                                 101,367
        225,000    FedEx Corp.
                       2.286%, 04/01/05 (b)                             225,251
        140,000    FedEx Corp.
                       3.500%, 04/01/09                                 137,742
        500,000    Southwest Airlines Co.
                       5.496%, 11/01/06                                 517,315
        500,000    Union Pacific Corp.
                       7.600%, 05/01/05                                 514,282
                                                                   ------------
                                                                      1,495,957
                                                                   ------------

UTILITIES: 9.8%
        750,000    Alabama Power Co.
                       1.850%, 04/23/06 *(b)                            750,504
         45,000    AmerenEnergy Generating Co.
                       7.950%, 06/01/32                                  55,586
        520,000    America Movil SA de CV
                       5.500%, 03/01/14 (a)                             503,871
        250,000    Appalachian Power Co.
                       3.600%, 05/15/08                                 248,570
        500,000    Arizona Public Service Co.
                       6.500%, 03/01/12                                 555,911
        450,000    AT&T Wireless Services, Inc.
                       7.350%, 03/01/06                                 478,017
        500,000    AT&T Wireless Services, Inc.
                       7.875%, 03/01/11                                 593,160
        300,000    AT&T Wireless Services, Inc.
                       8.125%, 05/01/12                                 363,028
        950,000    British Telecom PLC
                       7.875%, 12/15/05                               1,006,546
        300,000    Buckeye Partners LP
                       4.625%, 07/15/13                                 290,099
        250,000    CenterPoint Energy Houston Electric LLC
                       5.700%, 03/15/13                                 265,569
        250,000    Columbus Southern Power Co.
                       6.850%, 10/03/05                                 260,825

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

UTILITIES (CONTINUED)
    $   550,000    Commonwealth Edison Co.
                       6.400%, 10/15/05                            $    570,423
         65,000    Conectiv, Inc.
                       5.300%, 06/01/05                                  65,930
        125,000    Consolidated Edison Co. of New York
                       4.875%, 02/01/13                                 127,226
        125,000    Consolidated Natual Gas Co.
                       5.000%, 03/01/14                                 125,236
        250,000    Dayton Power & Light Co. (The)
                       5.125%, 10/01/13 (a)                             252,708
        600,000    Detroit Edison Co.
                       5.050%, 10/01/05                                 614,371
        145,000    Detroit Edison Co.
                       5.400%, 08/01/14                                 150,657
        200,000    Deutsche Telekom International Finance BV
                       8.500%, 06/15/10                                 239,995
        470,000    Deutsche Telekom International Finance BV
                       5.250%, 07/22/13                                 481,809
        170,000    Duke Capital LLC
                       4.370%, 03/01/09                                 171,577
        925,000    Duke Energy Corp.
                       1.950%, 01/15/05 *(b)                            925,442
        600,000    Duke Energy Field Services LLC
                       7.500%, 08/16/05                                 623,595
         85,000    Enbridge Energy Partners LP
                       4.000%, 01/15/09                                  84,517
         50,000    Energy East Corp.
                       6.750%, 06/15/12                                  55,615
        235,000    Equitable Resources, Inc.
                       5.150%, 11/15/12                                 244,722
        190,000    FPL Group Capital, Inc.
                       3.250%, 04/11/06                                 191,263
        135,000    France Telecom
                       7.200%, 03/01/06                                 144,262
        460,000    France Telecom
                       8.750%, 03/01/11                                 551,356
        250,000    GTE North, Inc.
                       6.400%, 02/15/05                                 253,449
        155,000    Jersey Central Power & Light
                       5.625%, 05/01/16 (a)                             162,400
        250,000    Kinder Morgan, Inc.
                       6.650%, 03/01/05                                 254,035
        105,000    Korea East-West Power Co. Ltd.
                       4.875%, 04/21/11 (a)                             105,805
        250,000    National Fuel Gas Co.
                       5.250%, 03/01/13                                 256,463
        390,000    Niagara Mohawk Power Corp.
                       7.750%, 05/15/06                                 418,666
        130,000    Nisource Finance Corp.
                       3.200%, 11/01/06                                 129,665
        300,000    Ohio Power Co.
                       6.730%, 11/01/04                                 301,067
        250,000    Ohio Power Co.
                       4.850%, 01/15/14                                 250,093
        135,000    Oncor Electric Delivery Co.
                       7.000%, 05/01/32                                 154,569
        165,000    Pacific Gas & Electric Co.
                       3.600%, 03/01/09                                 163,240
        570,000    Pacific Gas & Electric Co.
                       6.050%, 03/01/34                                 582,154

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

UTILITIES (CONTINUED)
    $   500,000    Pinnacle West Capital Corp.
                       2.480%, 11/01/05 *(b)                       $    500,144
        250,000    PPL Electric Utilities Corp.
                       4.300%, 06/01/13                                 240,463
        220,000    PPL Energy Supply LLC
                       5.400%, 08/15/14                                 223,958
        325,000    Progress Energy, Inc.
                       6.750%, 03/01/06                                 341,414
         75,000    PSEG Power LLC
                       6.950%, 06/01/12                                  84,131
        575,000    SBC Communications, Inc.
                       5.750%, 05/02/06                                 600,590
        750,000    SCANA Corp.
                       2.170%, 11/15/06 *(b)                            751,853
        220,000    Sempra Energy
                       4.750%, 05/15/09                                 227,391
         65,000    Southern California Edison Co.
                       5.000%, 01/15/14                                  66,233
        560,000    Southern Co. Capital Funding, Inc.
                       5.300%, 02/01/07                                 592,081
        360,000    Sprint Capital Corp.
                       6.900%, 05/01/19                                 395,068
        490,000    Sprint Capital Corp.
                       6.875%, 11/15/28                                 515,501
        250,000    Telefonica Europe BV
                       7.750%, 09/15/10                                 294,955
        625,000    Telefonos de Mexico SA de CV
                       8.250%, 01/26/06                                 668,055
         90,000    Telefonos de Mexico SA de CV
                       4.500%, 11/19/08                                  90,489
        235,000    Telstra Corp. Ltd.
                       6.375%, 04/01/12                                 259,700
        675,000    TELUS Corp.
                       7.500%, 06/01/07                                 740,625
        190,000    Tenaska Virginia Partners LP
                       6.120%, 03/30/24 (a)                             199,226
        265,000    TEPPCO Partners, LP
                       7.625%, 02/15/12                                 307,904
        100,000    TEPPCO Partners, LP
                       6.125%, 02/01/13                                 106,907
        100,000    TXU Energy Co.
                       6.125%, 03/15/08                                 107,121
        200,000    Verizon Florida, Inc.
                       6.125%, 01/15/13                                 213,767
        250,000    Verizon Global Funding Corp.
                       6.750%, 12/01/05                                 261,785
        500,000    Verizon Wireless Capital LLC
                       1.800%, 05/23/05 (a)(b)                          499,840
        500,000    Verizon Wireless Capital LLC
                       5.375%, 12/15/06                                 523,646
        250,000    Virginia Electric and Power Co.
                       7.200%, 11/01/04                                 250,868
        225,000    Virginia Electric and Power Co.
                       4.500%, 12/15/10                                 225,687
        240,000    Wisconsin Electric Power
                       4.500%, 05/15/13                                 237,559
                                                                   ------------
                                                                     23,550,957
                                                                   ------------

TOTAL CORPORATE BONDS
    (cost $86,801,519)                                             $ 88,981,617
                                                                   ------------

                        BUILDERS FIXED INCOME FUND, INC.

-------------------------------------------------------------------------------
    PRINCIPAL
      AMOUNT                                                           VALUE
    -----------                                                    ------------

FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY: 0.8%
    $   160,000    Export-Import Bank of Korea
                       4.500%, 08/12/09                            $    162,150
        250,000    Republic of South Africa
                       6.500%, 06/02/14                                 267,500
        330,000    United Mexican States
                       2.290%, 01/13/09 (b)                             333,548
        250,000    United Mexican States
                       8.375%, 01/14/11                                 293,750
        575,000    United Mexican States
                       7.500%, 01/14/12                                 564,750
        265,000    United Mexican States
                       8.000%, 09/24/22                                 299,450
        100,000    United Mexican States
                       8.300%, 08/15/31                                 114,000
                                                                   ------------

TOTAL FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY
    (cost $1,923,168)                                                 2,035,148
                                                                   ------------

PROLOAN PIPELINE: 8.1%
When-Issued Commitments
    (cost $19,614,350)                                               19,479,538
                                                                   ------------

SHORT-TERM INVESTMENTS: 4.1%

COMMERCIAL PAPER: 4.1%
      9,865,000    Safeway, Inc., 1.900%, 10/01/04                    9,865,000
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
    (cost $9,865,000)                                                 9,865,000
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES                                    $278,585,850
    (cost $274,021,270+): 115.8%

Liabilities in excess of Receivables and Other Assets: (15.8%)      (38,062,053)
                                                                   ------------

NET ASSETS: 100.0%                                                 $240,523,797
                                                                   ============


Short sales open as of September 30, 2004 were as follows:

   PRINCIPAL
    AMOUNT         DESCRIPTION                         PROCEEDS        VALUE
-------------------------------------------------------------------------------

    $19,000,000    FNMA TBA, 5.500%, 10/15/34        $19,237,500   $ 19,255,322

  * Security segregated at custodian for "when-issued" commitments and short sales.
 ** Callable by the issuer.
(a) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
(b) Variable rate security. The rate listed is as of September 30, 2004.
  + At September 30, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

               Cost of investments for tax purposes                $274,021,270
                                                                   ============
               Gross tax unrealized appreciation                   $  5,550,657
               Gross tax unrealized depreciation                     (1,003,899)
                                                                   ------------
               Net tax unrealized appreciation                     $  4,546,758
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      (Registrant) Builders Fixed Income Fund, Inc.
                   ----------------------------------------------------


      By (Signature and Title) /s/ John W. Stewart
                               ----------------------------------------
                               John W. Stewart, President

      Date     November 5, 2004
           ------------------------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



      By (Signature and Title) /s/ John W. Stewart
                               ----------------------------------------
                               John W. Stewart, President and Treasurer

      Date     November 5, 2004
           ------------------------------------------------------------